SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Significant Accounting Policies [Line Items]
Disclosure Of Basis Of Consolidation Explanatorys [text block]
The Parent Company has the following subsidiaries making up the Bank´s organizational structure, which is currently registered as a corporate group:

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2017	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2016	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2015
Leasing Bancolombia S.A compañía de financiamiento (1)	Colombia	Leasing	-	-	100.00%
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
Compañía de Financiamiento Tuya S.A. (2)	Colombia	Financial services	-	-	99.99%
Renting Colombia S.A.S (Before Renting Colombia S.A.)	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S.	Colombia	Transportation	100.00%	100.00%	100.00%
Valores Simesa S.A.	Colombia	Investments	68.57%	68.57%	68.57%
Inversiones CFNS S.A.S.	Colombia	Investments	99.94%	99.94%	99.94%
BIBA Inmobiliaria S.A.S.	Colombia	Real estate broker	100.00%	100.00%	100.00%
Vivayco S.A.S. (3)	Colombia	Portfolio Purchase	-	-	74.95%
FCP Fondo Colombia Inmobiliario.	Colombia	Real estate broker	63.47%	62.55%	50.21%
Patrimonio Autonomo Cartera LBC. (4)	Colombia	Loan management	-	-	100.00%
Prosicol S.A.S. (5)	Colombia	Pre-operating stage	-	68.57%	68.57%
Fideicomiso "Lote Abelardo Castro".	Colombia	Mercantil trust	68.23%	68.23%	68.23%

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2017	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2016	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2015
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Valores Bancolombia Panamá S.A. (6)	Panama	Securities brokerage	-	-	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Holding	99.16%	99.16%	99.16%
Banistmo S.A.	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.	Panama	Trust	100.00%	100.00%	100.00%
Financomer S.A.	Panama	Financial services	100.00%	100.00%	100.00%
Leasing Banistmo S.A.	Panama	Leasing	100.00%	100.00%	100.00%
Valores Banistmo S.A.	Panama	Purchase and sale of securities	100.00%	100.00%	-
Suvalor Panamá Fondos de Inversión S.A.(6)	Panama	Holding	100.00%	100.00%	100.00%
Suvalor Renta Fija Internacional Largo Plazo S.A.(6)	Panama	Collective investment fund	100.00%	100.00%	100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A.(6)	Panama	Collective investment fund	100.00%	100.00%	100.00%
Financiera Flash S.A. (7)	Panama	Financial services	-	-	100.00%
Grupo Financomer S.A. (7)	Panama	Financial services	-	-	100.00%
Securities Banistmo S.A. (8)	Panama	Purchase and sale of securities	-	-	100.00%
Banistmo Asset Management Inc. (9)	Panama	Purchase and sale of securities	-	100.00%	100.00%
Banistmo Capital Markets Group Inc. (10)	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Van Dyke Overseas Corp. (10)	Panama	Real estate broker	100.00%	100.00%	100.00%
Inmobiliaria Bickford S.A. (10)	Panama	Real estate broker	100.00%	100.00%	100.00%
Williamsburg International Corp. (10)	Panama	Real estate broker	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A. (10)	Panama	Real estate broker	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A. (10)	Panama	Real estate broker	100.00%	100.00%	100.00%
Steens Enterpresies S.A. (10)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A. (10)	Panama	Real estate broker	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.	Panama	Holding	60.00%	60.00%	60.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.36%	97.36%
Credibac S.A. de C.V.	El Salvador	Credit card services	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A. IFBA	El Salvador	Investments	98.89%	98.89%	98.89%

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2017	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2016	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2015
Gestora de Fondos de Inversión Banagricola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	-
Arrendamiento Operativo CIB S.A.C.(11)	Peru	Operating leasing	100.00%	100.00%	100.00%
Fondo de Inversión en Arrendamiento Operativo - Renting Perú (12)	Peru	Operating leasing	100.00%	100.00%	100.00%
Capital Investments SAFI S.A.(11)	Peru	Trust	100.00%	100.00%	100.00%
FiduPerú S.A. Sociedad Fiduciaria(11)	Peru	Trust	98.81%	98.81%	98.81%
Leasing Perú S.A. (12)	Peru	Leasing	100.00%	100.00%	100.00%
Banagrícola Guatemala S.A.	Guatemala	Outsourcing	99.16%	99.16%	99.16%
Banco Agromercantil de Guatemala S.A.	Guatemala	Banking	60.00%	60.00%	60.00%
Seguros Agromercantil de Guatemala S.A.	Guatemala	Insurance company	59.17%	59.17%	59.17%
Financiera Agromercantil S.A.	Guatemala	Financial services	60.00%	60.00%	60.00%
Agrovalores S.A.	Guatemala	Securities brokerage	60.00%	60.00%	60.00%
Tarjeta Agromercantil S.A. (13)	Guatemala	Credit Card	-	60.00%	60.00%
Arrendadora Agromercantil S.A.	Guatemala	Operating Leasing	60.00%	60.00%	60.00%
Agencia de Seguros y Fianzas Agromercantil S.A.	Guatemala	Insurance company	60.00%	60.00%	60.00%
Asistencia y Ajustes S.A.	Guatemala	Services	60.00%	60.00%	60.00%
Serproba S.A.	Guatemala	Maintenance and remodelling services	60.00%	60.00%	60.00%
Servicios de Formalización S.A.	Guatemala	Loans formalization	60.00%	60.00%	60.00%
Conserjeria, Mantenimiento y Mensajería S.A.	Guatemala	Maintenance services	60.00%	60.00%	60.00%
Media Plus S.A.	Guatemala	Advertising and marketing	60.00%	60.00%	60.00%
Mercom Bank Ltd.	Barbados	Banking	60.00%	60.00%	60.00%
New Alma Enterprises Ltd.	Bahamas	Investments	60.00%	60.00%	60.00%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
Bancolombia Caymán S.A.	Cayman Islands	Banking	100.00%	100.00%	100.00%
Bagrícola Costa Rica S.A.	Costa Rica	Outsourcing	99.16%	99.16%	99.16%

(1)	Investment absorbed by Bancolombia S.A. Corp during 2016.
(2)
During 2016, the Bank sold 50% of the shares of the Compañía de Financiamiento Tuya S.A.to Grupo Exito, therefore it became a joint business of Grupo Bancolombia. See Note 7: 'Investments in associates and Joint Ventures'.

(3)	Investment liquidated by Inversiones CFNS S.A.S. during 2016.
(4)	Investment liquidated as result of fusion of Bancolombia S.A. and Leasing Bancolombia during 2016.
(5)	Investment sold by Valores Simesa S.A. during 2017.
(6)	Investment initially acquired by Banistmo S.A. and subsequently merged with Valores Banistmo S.A during 2016.
(7)	Investment absorbed by Financomer S.A. during 2016.
(8)	Investment absorbed by Valores Banistmo S.A. during 2016.
(9)	Investment absorbed by Banistmo Capital Markets Group, Inc. during 2017.
(10)	Investments in non-operational stage.
(11)	Investment classified as assets held for sale. See Note 12. Assets held for sale and Inventories.
(12)	Investment in legal liquidation process.
(13)	Investment liquidates by Grupo Agromercantil Holding S.A. during 2017.

Disclosure of detailed information about the consolidated funds [text block]
The Bank consolidates the following funds:

Name	Country	% of ownership interest held by the Bank, 2017	% of ownership interest held by the Bank, 2016	% of ownership interest held by the Bank, 2015	Assets managed
					December 2017	December 2016
FCP Fondo Colombia Inmobiliario	Colombia	63.47%	62.55%	50.21%	2,698,224	2,009,382
Fideicomiso “lote Abelardo Castro”	Colombia	68.23%	68.23%	99.50%	10,343	10,172
Suvalor Panamá Fondo de Inversión	Panamá	100.00%	100.00%	100.00%	224	225
Fondo de Inversión en Arrendamiento Operativo Renting Perú	Perú	100.00%	100.00%	100.00%	-	31

Explanation of initial application of IFRS 9 [text block]
The following table summarizes the main items of the Bank's balance sheet representing financial assets and their classification under IFRS 9, 2013 and indicates the expected classifications once the Bank is applying IFRS 9, 2014:

	Current Classification before January 1, 2018 with IFRS 9, 2013			Classification after January 1, 2018 with adoption of IFRS 9, 2014
Assets	AC*	FVPL**	FVOCI***	CA*	FVPL**	FVOCI***
Cash and cash equivalents		X			X
Credit portfolio and financial leasing	X			X
Debt securities	X	X		X	X	X
Equity investments		X			X
Investments in associates and joint ventures at fair value			X			X

*AC = Amortized cost
**FVPL = Fair value with changes in results
***FVOCI= Fair value with changes in other comprehensive results.

Disclosure of effect of changes in foreign exchange rates [text block]
The table below sets forth the exchange rate used by the Bank and its subsidiaries to convert statement of financial position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2017	December 31, 2016	December 31, 2015
Closing exchange rate	2,984.00	3,000.71	3,149.47
Average rate for the period ended at	2,951.21	3,053.20	2,746.55

Loans receivable, delinquency conditions [text block]
Loans are written off when the Bank concludes there is no a realistic expectation of recovery of the principal and receivables balances from a client or third party. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

Type	Length of delinquency
Consumer	180 days, 450 for vehicles in BAM, 720 for loans with mortgage guarantee in Banco Agricola
Commercial	360 days
Small Business Loan	180 days, 720 for loans with guarantee in Banistmo
Mortgage	1.620 days. For Banistmo and Banco Agrícola from 720 days. BAM 1440 days.

Disclosure of detailed information about useful lives of property plant and equipment [text block]
The estimated useful lives for each asset group are:

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures	5 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	3 to 40 years
Vehicles	3 to 6 years

FCP Fondo Colombia Inmobiliario S.A. [Member]
Disclosure of Significant Accounting Policies [Line Items]
Disclosure of non-controlling interests [text block]
The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31, 2017, 2016 and 2015, related to the FCP Colombia Inmobiliario:

	December 31, 2017	December 31, 2016	December 31, 2015
	In millions of COP
Assets	2,698,224	2,009,382	1,550,219
Liabilities	1,048,867	655,315	661,973
Net assets	1,649,357	1,354,067	888,247
Condensed statement of income
Income
Valuation of investment properties	81,816	52,543	94,810
Valuation of trust rights	53,143	12,903	9,302
Rents	135,135	120,811	104,379
Profits of equity method investees	144,146	-	-
Other income	4,493	2,616	19,318
Total Income	418,733	188,873	227,809
Expenses
Interest on loans	68,900	67,558	52,451
Trust fees	322	9,004	8,819
Other expenses	86,270	49,078	36,936
Total Expenses	155,492	125,640	98,206
Net Income	263,241	63,233	129,603
Condensed cash flow
Net cash (used in) provided by operating activities	(394)	(372)	(82)
Net cash (used in) provided by investing activities	-	-	-
Net cash (used in) provided by financing activities	409	375	82
Cash and cash equivalents at beginning of year	3	-	-
Cash and cash equivalents at end of year	18	3	-

Agromercantil Holding [Member]
Disclosure of Significant Accounting Policies [Line Items]
Disclosure of non-controlling interests [text block]
The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31, 2017, 2016 and 2015 of Grupo Agromercantil Holding.

	December 31, 2017	December 31, 2016	December 31, 2015
In millions of COP
Assets	12,191,869	11,795,358	12,137,258
Liabilities	10,847,895	10,477,427	10,792,953
Equity	1,343,974	1,317,931	1,344,305
Condensed statement of income
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	389,463	393,972	-
Total fees and commission, net	101,565	58,745	-
Other operating income	54,246	55,942	-
Dividends received and equity method	608	779	-
Total operating income, net	545,882	509,438	-
Operating expenses	(445,038)	(435,430)	-
Income tax	(21,546)	(11,197)	-
Net income	79,298	62,811	-
Condensed cash flow
Net cash (used in) provided by operating activities	192,850	(136,878)	-
Net cash (used in) provided by investing activities	(1,427)	(4,157)	-
Net cash (used in) provided by financing activities	(87,103)	(77,684)	-
Cash and cash equivalents at beginning of year	1,098,861	1,359,176	-
Cash and cash equivalents at end of year	1,203,181	1,140,457	-
Other comprehensive income
Investments at fair value through OCI	2,241	3,682	-
Translation adjustment	15,758	(64,195)	(537,196)
Others	(3,042)	6,959	-
Total other comprehensive income	14,957	(53,554)	(537,196)